THE LAZARD FUNDS, INC.
Lazard Emerging Markets Core Equity Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard US Convertibles Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following replaces “Management—Portfolio Managers/Analysts” in the summary prospectus for Lazard Emerging Markets Core Equity Portfolio and “Lazard Funds Summary Section—Lazard Emerging Markets Core Equity Portfolio—Management—Portfolio Managers/Analysts” in the prospectus:

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since January 2023.

Thomas Boyle, portfolio manager/analyst on the Investment Manager’s Emerging Markets Core Equity team, has been with the Portfolio since October 2013.

The following replaces “Management—Portfolio Managers/Analysts” in the summary prospectus for Lazard International Equity Portfolio and “Lazard Funds Summary Section—Lazard International Equity Portfolio—Management—Portfolio Managers/Analysts” in the prospectus:

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since November 2005.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Paul Selvey-Clinton, portfolio manager/analyst on the Investment Manager’s European Equity, International Equity and International Equity Select teams, has been with the Portfolio since February 2022.

John R. Reinsberg, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since January 1992.

The following replaces “Management—Portfolio Managers/Analysts” in the summary prospectus for Lazard International Equity Select Portfolio and “Lazard Funds Summary Section—Lazard International Equity Select Portfolio—Management—Portfolio Managers/Analysts” in the prospectus:

Michael G. Fry, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2010.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group, has been with the Portfolio since May 2010.

Michael Powers, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Giles Edwards, portfolio manager/analyst on various of the Investment Manager’s International teams, has been with the Portfolio since May 2019.

Paul Selvey-Clinton, portfolio manager/analyst on the Investment Manager’s European Equity, International Equity and International Equity Select teams, has been with the Portfolio since February 2022.

John R. Reinsberg, portfolio manager/analyst on various of the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2001.

The following replaces “Management—Portfolio Managers/Analysts” in the summary prospectus for Lazard US Convertibles Portfolio and “Lazard Funds Summary Section—Lazard US Convertibles Portfolio—Management—Portfolio Managers/Analysts” in the prospectus:

Arnaud Brillois, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

Andrew Raab, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

Emmanuel Naar, portfolio manager/analyst on the Investment Manager’s US Convertibles and Global Convertibles teams, has been with the Portfolio since December 2022.

The following supersedes and replaces any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the prospectus:

International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett (since May 2003), Michael Powers (since May 2003), Giles Edwards (since May 2019), Paul Selvey-Clinton (since February 2022) and John R. Reinsberg** (since January 1992)

International Equity Select Portfolio—Michael G. Fry (since May 2010), Michael A. Bennett (since May 2003), James M. Donald (since May 2010), Michael Powers (since May 2003), Giles Edwards (since May 2019), Paul Selvey-Clinton (since February 2022) and John R. Reinsberg** (since May 2001)

Emerging Markets Core Equity Portfolio—Rohit Chopra (since January 2023) and Thomas Boyle (since October 2013)

US Convertibles Portfolio—Arnaud Brillois, Andrew Raab and Emmanuel Naar (each since December 2022)

Dated: January 25, 2023